UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2015

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.7%
MFS Global Governments Portfolio – Initial Class	6,083,261	$62,292,593
MFS Global Real Estate Portfolio – Initial Class	1,075,301	15,570,362
MFS Government Securities Portfolio – Initial Class	5,973,684	78,733,151
MFS Growth Series – Initial Class	1,140,299	46,923,297
MFS High Yield Portfolio – Initial Class	6,289,798	39,374,135
MFS Inflation-Adjusted Bond Portfolio – Initial Class	7,632,653	78,005,710
MFS International Growth Portfolio – Initial Class	1,122,948	15,698,818
MFS International Value Portfolio – Initial Class	674,453	15,640,574
MFS Limited Maturity Portfolio – Initial Class	9,180,794	94,378,560
MFS Mid Cap Growth Series – Initial Class	3,416,256	31,634,530
MFS Mid Cap Value Portfolio – Initial Class	3,128,718	31,756,492

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	459,121	$7,933,613
MFS New Discovery Value Portfolio – Initial Class	714,722	7,954,851
MFS Research Bond Series – Initial Class	9,751,961	133,894,428
MFS Research International Portfolio – Initial Class	2,028,165	31,233,739
MFS Research Series – Initial Class	1,588,274	47,124,082
MFS Value Series – Initial Class	2,296,142	47,047,947

Total Underlying Affiliated Funds		$785,196,882

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,252,589	$1,252,589

Total Investments		$786,449,471

OTHER ASSETS, LESS LIABILITIES – 0.1%		677,425

Net Assets – 100.0%		$787,126,896

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$786,449,471	$—	$—	$786,449,471

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$717,027,254
Gross unrealized appreciation	78,305,327
Gross unrealized depreciation	(8,883,110)
Net unrealized appreciation (depreciation)	$69,422,217

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	6,109,691	25,646	(52,076)	6,083,261
MFS Global Real Estate Portfolio	1,140,219	1,452	(66,370)	1,075,301
MFS Government Securities Portfolio	6,204,941	6,293	(237,550)	5,973,684
MFS Growth Series	1,206,691	—	(66,392)	1,140,299
MFS High Yield Portfolio	6,601,582	10,317	(322,101)	6,289,798
MFS Inflation-Adjusted Bond Portfolio	7,784,611	12,684	(164,642)	7,632,653
MFS Institutional Money Market Portfolio	1,188,917	14,371,820	(14,308,148)	1,252,589
MFS International Growth Portfolio	1,194,780	—	(71,832)	1,122,948
MFS International Value Portfolio	733,558	—	(59,105)	674,453
MFS Limited Maturity Portfolio	9,468,235	13,956	(301,397)	9,180,794
MFS Mid Cap Growth Series	3,665,069	—	(248,813)	3,416,256
MFS Mid Cap Value Portfolio	3,274,777	—	(146,059)	3,128,718
MFS New Discovery Series	492,528	—	(33,407)	459,121
MFS New Discovery Value Portfolio	749,889	—	(35,167)	714,722
MFS Research Bond Series	10,177,550	8,583	(434,172)	9,751,961
MFS Research International Series	2,145,122	—	(116,957)	2,028,165
MFS Research Series	1,647,582	—	(59,308)	1,588,274
MFS Value Series	2,358,856	—	(62,714)	2,296,142

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(31,631)	$—	$—	$62,292,593
MFS Global Real Estate Portfolio	178,705	—	—	15,570,362
MFS Government Securities Portfolio	(84,289)	—	—	78,733,151
MFS Growth Series	734,806	—	—	46,923,297
MFS High Yield Portfolio	(30,255)	—	—	39,374,135
MFS Inflation-Adjusted Bond Portfolio	(106,152)	—	—	78,005,710
MFS Institutional Money Market Portfolio	—	—	329	1,252,589

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Growth Portfolio	$(18,500)	$—	$—	$15,698,818
MFS International Value Portfolio	353,017	—	—	15,640,574
MFS Limited Maturity Portfolio	(22,019)	—	—	94,378,560
MFS Mid Cap Growth Series	488,287	—	—	31,634,530
MFS Mid Cap Value Portfolio	93,000	—	—	31,756,492
MFS New Discovery Series	(13,998)	—	—	7,933,613
MFS New Discovery Value Portfolio	8,784	—	—	7,954,851
MFS Research Bond Series	(185,365)	—	—	133,894,428
MFS Research International Series	79,235	—	—	31,233,739
MFS Research Series	493,042	—	—	47,124,082
MFS Value Series	414,392	—	—	47,047,947

	$2,351,059	$—	$329	$786,449,471

4

QUARTERLY REPORT

March 31, 2015

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Apparel Manufacturers – 0.6%
Sequential Brands Group, Inc. (a)	35,835	$383,435

Broadcasting – 1.1%
Stroer Out-of-Home Media AG	21,466	$734,751

Brokerage & Asset Managers – 1.8%
NASDAQ OMX Group, Inc.	23,013	$1,172,282

Business Services – 5.7%
Forrester Research, Inc.	18,152	$667,630
Global Payments, Inc.	13,398	1,228,329
RE/MAX Holdings, Inc., “A”	15,413	511,866
Resources Connection, Inc.	71,534	1,251,845

		$3,659,670

Computer Software – 0.5%
Rovi Corp. (a)	17,005	$309,661

Computer Software – Systems – 5.1%
Ingram Micro, Inc., “A” (a)	33,784	$848,654
Model N, Inc. (a)	41,270	493,589
NICE Systems Ltd., ADR	22,834	1,391,276
Sabre Corp.	23,436	569,495

		$3,303,014

Construction – 1.6%
Beacon Roofing Supply, Inc. (a)	18,540	$580,302
Interface, Inc.	22,051	458,220

		$1,038,522

Consumer Products – 1.7%
Sensient Technologies Corp.	15,702	$1,081,554

Consumer Services – 2.3%
Capella Education Co.	6,970	$452,214
Carriage Services, Inc.	22,194	529,771
Servicemaster Global Holdings, Inc. (a)	14,656	494,640

		$1,476,625

Containers – 1.9%
Graphic Packaging Holding Co.	36,398	$529,227
Greif, Inc., “A”	17,202	675,522

		$1,204,749

Electrical Equipment – 2.9%
Advanced Drainage Systems, Inc.	16,588	$496,645
MSC Industrial Direct Co., Inc., “A”	7,029	507,494
TriMas Corp. (a)	27,907	859,257

		$1,863,396

Electronics – 3.0%
Lattice Semiconductor Corp. (a)	59,672	$378,320
Micrel, Inc.	25,089	378,342
Plexus Corp. (a)	16,446	670,503
Rubicon Technology, Inc. (a)(l)	35,497	139,858
Ultratech, Inc. (a)	22,119	383,543

		$1,950,566

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.6%
Energen Corp.	5,233	$345,378
Memorial Resource Development Corp. (a)	17,230	305,660
SM Energy Co.	7,337	379,176

		$1,030,214

Entertainment – 2.2%
AMC Entertainment Holdings, Inc., “A”	14,212	$504,384
Cinemark Holdings, Inc.	11,914	536,964
International Speedway Corp.	11,445	373,221

		$1,414,569

Food & Drug Stores – 0.0%
Brazil Pharma S.A. (a)	101,210	$21,564

Health Maintenance Organizations – 0.8%
Molina Healthcare, Inc. (a)	7,397	$497,744

Insurance – 9.2%
Allied World Assurance Co.	25,448	$1,028,099
Aspen Insurance Holdings Ltd.	11,377	537,336
Everest Re Group Ltd.	6,885	1,197,990
Hanover Insurance Group, Inc.	10,363	752,147
Safety Insurance Group, Inc.	9,317	556,691
Stewart Information Services Corp.	16,626	675,681
Symetra Financial Corp.	22,491	527,639
Third Point Reinsurance Ltd. (a)	45,432	642,863

		$5,918,446

Leisure & Toys – 1.5%
Brunswick Corp.	6,693	$344,355
Callaway Golf Co.	68,338	651,261

		$995,616

Machinery & Tools – 6.3%
Columbus McKinnon Corp.	23,904	$643,974
Douglas Dynamics, Inc.	20,371	465,274
Herman Miller, Inc.	21,850	606,556
Joy Global, Inc.	11,827	463,382
Kennametal, Inc.	15,835	533,481
Oshkosh Corp.	8,582	418,716
Regal Beloit Corp.	11,525	921,078

		$4,052,461

Major Banks – 1.7%
Huntington Bancshares, Inc.	100,056	$1,105,619

Medical & Health Technology & Services – 2.9%
Cross Country Healthcare, Inc. (a)	60,863	$721,835
MedAssets, Inc. (a)	17,022	320,354
MEDNAX, Inc. (a)	11,411	827,412

		$1,869,601

Medical Equipment – 2.8%
Masimo Corp. (a)	24,373	$803,822
Teleflex, Inc.	8,465	1,022,826

		$1,826,648

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 2.1%
Globe Specialty Metals, Inc.	28,490	$539,031
GrafTech International Ltd. (a)	60,700	236,123
Iluka Resources Ltd.	88,464	569,937

		$1,345,091

Natural Gas – Distribution – 0.7%
AGL Resources, Inc.	9,407	$467,057

Natural Gas – Pipeline – 0.4%
StealthGas, Inc. (a)	39,490	$258,660

Network & Telecom – 1.7%
Ixia (a)	58,453	$709,035
Polycom, Inc. (a)	27,605	369,907

		$1,078,942

Oil Services – 3.5%
Forum Energy Technologies, Inc. (a)	35,043	$686,843
Frank’s International N.V.	27,409	512,548
Superior Energy Services, Inc.	19,379	432,927
Tesco Corp.	54,293	617,311

		$2,249,629

Other Banks & Diversified Financials – 13.5%
Berkshire Hills Bancorp, Inc.	21,171	$586,437
Brookline Bancorp, Inc.	90,139	905,897
CAI International, Inc. (a)	37,649	925,036
Cathay General Bancorp, Inc.	30,050	854,923
EZCORP, Inc., “A” (a)	32,075	292,845
First Interstate BancSystem, Inc.	22,936	638,080
Great Western Bancorp, Inc.	31,974	703,748
PrivateBancorp, Inc.	35,920	1,263,306
Regional Management Corp. (a)	21,145	312,100
Sandy Spring Bancorp, Inc.	24,691	647,645
TCF Financial Corp.	56,639	890,365
Texas Capital Bancshares, Inc. (a)	14,355	698,371

		$8,718,753

Pollution Control – 1.6%
Progressive Waste Solutions Ltd.	36,147	$1,061,999

Railroad & Shipping – 0.9%
Diana Shipping, Inc. (a)	96,979	$593,511

Real Estate – 8.1%
BioMed Realty Trust, Inc., REIT	31,298	$709,213
Corporate Office Properties Trust, REIT	26,067	765,848

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
EPR Properties, REIT	17,439	$1,046,863
Hatteras Financial Corp., REIT	35,018	635,927
Medical Properties Trust, Inc., REIT	62,714	924,404
Select Income, REIT	31,258	781,137
Store Capital Corp., REIT	16,487	384,971

		$5,248,363

Specialty Chemicals – 1.5%
Amira Nature Foods Ltd. (a)	16,617	$148,888
H.B. Fuller Co.	10,788	462,481
Kronos Worldwide, Inc.	25,730	325,485

		$936,854

Specialty Stores – 4.3%
American Eagle Outfitters, Inc.	19,081	$325,903
Burlington Stores, Inc. (a)	5,722	340,001
Citi Trends, Inc. (a)	17,227	465,129
Gordmans Stores, Inc. (a)	72,732	603,676
Kirkland’s, Inc. (a)	29,615	703,356
Rent-A-Center, Inc.	11,649	319,648

		$2,757,713

Trucking – 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	7,615	$327,597
Marten Transport Ltd.	28,308	656,746

		$984,343

Utilities – Electric Power – 2.4%
El Paso Electric Co.	19,229	$743,008
Great Plains Energy, Inc.	29,596	789,621

		$1,532,629

Total Common Stocks		$64,144,251

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	622,055	$622,055

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	110,126	$110,126

Total Investments		$64,876,432

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(338,281)

Net Assets – 100.0%		$64,538,151

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$59,363,665	$—	$—	$59,363,665
Israel	1,391,276	—	—	1,391,276
Canada	1,061,999	—	—	1,061,999
Greece	852,171	—	—	852,171
Germany	—	734,751	—	734,751
Australia	—	569,937	—	569,937
United Arab Emirates	148,888	—	—	148,888
Brazil	21,564	—	—	21,564
Mutual Funds	732,181	—	—	732,181
Total Investments	$63,571,744	$1,304,688	$—	$64,876,432

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,890,397
Gross unrealized appreciation	14,797,617
Gross unrealized depreciation	(1,811,582)
Net unrealized appreciation (depreciation)	$12,986,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	432,375	3,780,416	(3,590,736)	622,055

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$241	$622,055

4

QUARTERLY REPORT

March 31, 2015

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Emerging Markets Equity Portfolio – Initial Class	389,366	$5,264,226
MFS Global Governments Portfolio – Initial Class	2,044,609	20,936,801
MFS Global Real Estate Portfolio – Initial Class	1,837,321	26,604,404
MFS Growth Series – Initial Class	1,437,362	59,147,435
MFS High Yield Portfolio – Initial Class	4,328,593	27,096,992
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,590,333	26,473,202
MFS International Growth Portfolio – Initial Class	1,932,063	27,010,237
MFS International Value Portfolio – Initial Class	1,162,100	26,949,091
MFS Limited Maturity Portfolio – Initial Class	1,042,919	10,721,203
MFS Mid Cap Growth Series – Initial Class	5,285,652	48,945,136
MFS Mid Cap Value Portfolio – Initial Class	4,837,943	49,105,125

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	631,596	$10,913,976
MFS New Discovery Value Portfolio – Initial Class	983,667	10,948,216
MFS Research Bond Series – Initial Class	1,960,088	26,912,010
MFS Research International Portfolio – Initial Class	3,148,121	48,481,057
MFS Research Series – Initial Class	1,819,809	53,993,741
MFS Value Series – Initial Class	2,896,098	59,341,055

Total Underlying Affiliated Funds		$538,843,907

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	227,338	$227,338

Total Investments		$539,071,245

OTHER ASSETS, LESS LIABILITIES – 0.0%		122,476

Net Assets – 100.0%		$539,193,721

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$539,071,245	$—	$—	$539,071,245

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$439,554,201
Gross unrealized appreciation	101,957,613
Gross unrealized depreciation	(2,440,569)
Net unrealized appreciation (depreciation)	$99,517,044

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	382,048	7,318	—	389,366
MFS Global Governments Portfolio	2,033,298	22,249	(10,938)	2,044,609
MFS Global Real Estate Portfolio	1,930,951	12,393	(106,023)	1,837,321
MFS Growth Series	1,502,382	864	(65,884)	1,437,362
MFS High Yield Portfolio	4,452,046	9,068	(132,521)	4,328,593
MFS Inflation-Adjusted Bond Portfolio	2,577,297	21,502	(8,466)	2,590,333
MFS Institutional Money Market Portfolio	79,898	5,508,234	(5,360,794)	227,338
MFS International Growth Portfolio	2,037,206	1,255	(106,398)	1,932,063
MFS International Value Portfolio	1,243,253	279	(81,432)	1,162,100
MFS Limited Maturity Portfolio	1,051,186	4,562	(12,829)	1,042,919
MFS Mid Cap Growth Series	5,596,692	3,538	(314,578)	5,285,652
MFS Mid Cap Value Portfolio	5,003,638	2,319	(168,014)	4,837,943
MFS New Discovery Series	668,782	937	(38,123)	631,596
MFS New Discovery Value Portfolio	1,018,510	643	(35,486)	983,667
MFS Research Bond Series	1,996,160	7,355	(43,427)	1,960,088
MFS Research International Portfolio	3,301,572	6,079	(159,530)	3,148,121
MFS Research Series	1,865,594	2,402	(48,187)	1,819,809
MFS Value Series	2,934,865	5,137	(43,904)	2,896,098

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$—	$—	$—	$5,264,226
MFS Global Governments Portfolio	(6,540)	—	—	20,936,801
MFS Global Real Estate Portfolio	268,120	—	—	26,604,404
MFS Growth Series	711,950	—	—	59,147,435
MFS High Yield Portfolio	4,566	—	—	27,096,992
MFS Inflation-Adjusted Bond Portfolio	(6,508)	—	—	26,473,202
MFS Institutional Money Market Portfolio	—	—	42	227,338

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Growth Portfolio	$479,580	$—	$—	$27,010,237
MFS International Value Portfolio	(21,630)	—	—	26,949,091
MFS Limited Maturity Portfolio	(437)	—	—	10,721,203
MFS Mid Cap Growth Series	663,527	—	—	48,945,136
MFS Mid Cap Value Portfolio	99,753	—	—	49,105,125
MFS New Discovery Series	(44,384)	—	—	10,913,976
MFS New Discovery Value Portfolio	(9,975)	—	—	10,948,216
MFS Research Bond Series	(20,037)	—	—	26,912,010
MFS Research International Portfolio	130,824	—	—	48,481,057
MFS Research Series	268,054	—	—	53,993,741
MFS Value Series	180,816	—	—	59,341,055

	$2,697,679	$—	$42	$539,071,245

4

QUARTERLY REPORT

March 31, 2015

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 88.5%
International Market Sovereign – 55.2%
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.35%, 9/15/19	EUR	1,630,485	$1,977,234
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.6%, 9/15/23	EUR	3,923,675	5,199,371
Buoni Poliennali del Tesoro, Inflation Linked Bond, 3.1%, 9/15/26	EUR	676,871	976,184
Buoni Poliennali del Tesoro, Inflation Linked Bond, 2.55%, 9/15/41	EUR	384,066	611,479
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/22	AUD	5,649,600	4,662,420
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/25	AUD	2,742,712	2,712,837
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/35	AUD	833,520	831,027
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 4/15/16	EUR	5,837,340	6,443,058
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 4/15/20	EUR	3,981,277	4,914,438
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/23	EUR	3,151,863	3,741,129
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/30	EUR	1,984,400	2,663,958
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/21	CAD	1,945,060	2,081,339
Government of Canada, Inflation Linked Bond, 4%, 12/01/31	CAD	856,939	1,134,768
Government of Canada, Inflation Linked Bond, 2%, 12/01/41	CAD	5,153,346	6,004,581
Government of France, Inflation Linked Bond, 1.3%, 7/25/19	EUR	1,395,615	1,658,391
Government of France, Inflation Linked Bond, 2.25%, 7/25/20	EUR	3,976,826	5,055,938
Government of France, Inflation Linked Bond, 1.1%, 7/25/22	EUR	5,112,816	6,365,539
Government of France, Inflation Linked Bond, 2.1%, 7/25/23	EUR	2,986,088	4,059,070
Government of France, Inflation Linked Bond, 3.4%, 7/25/29	EUR	3,909,193	6,867,998
Government of France, Inflation Linked Bond, 3.15%, 7/25/32	EUR	4,460,309	8,135,877
Government of France, Inflation Linked Bond, 1.8%, 7/25/40	EUR	3,935,995	7,046,956
Government of Japan, Inflation Linked Bond, 1%, 6/10/16	JPY	334,750,000	2,931,627
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/17	JPY	769,500,000	7,018,756
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/18	JPY	203,600,000	1,884,236
Government of Japan, Inflation Linked Bond, 1.4%, 6/10/18	JPY	509,500,000	4,717,341
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/23	JPY	565,400,000	5,065,194

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/25	NZD	2,579,250	$1,974,804
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/30	NZD	3,575,600	3,099,630
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/23	DKK	17,473,620	2,737,217
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/19	EUR	1,474,890	1,664,075
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/24	EUR	4,572,159	5,812,884
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/20	SEK	29,591,616	4,542,594
Kingdom of Sweden, Inflation Linked Bond, 0.25%, 6/01/22	SEK	14,974,460	1,950,329
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/28	SEK	18,193,794	3,544,114
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/27	GBP	1,798,912	3,470,925
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/29	GBP	3,046,467	5,225,470
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/30	GBP	1,613,774	4,306,123
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/32	GBP	2,993,531	6,319,867
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/34	GBP	3,849,230	7,663,321
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/35	GBP	2,575,443	6,115,019
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/37	GBP	3,567,523	8,005,834
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/40	GBP	3,842,974	8,128,582
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/42	GBP	3,606,240	7,956,520
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/47	GBP	3,033,814	7,323,480
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/50	GBP	3,449,206	8,045,728
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/52	GBP	1,371,695	3,039,340
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/55	GBP	2,842,346	8,709,770
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/58	GBP	1,247,625	2,829,206
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/62	GBP	3,404,921	8,827,387
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/68	GBP	2,183,742	5,533,804

			$231,586,769

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – 33.3%
U.S. Treasury Bonds, 0.125%, 4/15/17	$6,062,573	$6,170,557
U.S. Treasury Bonds, 1.625%, 1/15/18	3,232,922	3,444,070
U.S. Treasury Bonds, 1.125%, 1/15/21	6,033,029	6,476,083
U.S. Treasury Bonds, 0.375%, 7/15/23	7,460,573	7,650,005
U.S. Treasury Bonds, 0.625%, 1/15/24	4,639,458	4,832,283
U.S. Treasury Bonds, 0.125%, 7/15/24	4,881,880	4,879,971
U.S. Treasury Bonds, 0.25%, 1/15/25	3,357,774	3,380,859
U.S. Treasury Bonds, 2.375%, 1/15/25	5,547,089	6,723,244
U.S. Treasury Bonds, 2%, 1/15/26	4,998,488	5,923,598
U.S. Treasury Bonds, 2.375%, 1/15/27	3,545,045	4,373,699
U.S. Treasury Bonds, 1.75%, 1/15/28	3,344,479	3,914,348
U.S. Treasury Bonds, 3.625%, 4/15/28	1,317,794	1,858,708
U.S. Treasury Bonds, 2.5%, 1/15/29	3,053,327	3,900,148
U.S. Treasury Bonds, 3.875%, 4/15/29	3,059,348	4,493,178
U.S. Treasury Bonds, 3.375%, 4/15/32	1,365,376	2,002,943
U.S. Treasury Bonds, 2.125%, 2/15/40	1,591,644	2,124,969
U.S. Treasury Bonds, 2.125%, 2/15/41	2,205,902	2,973,316
U.S. Treasury Bonds, 0.75%, 2/15/42	4,052,309	4,097,898
U.S. Treasury Bonds, 0.625%, 2/15/43	2,723,230	2,668,128
U.S. Treasury Bonds, 1.375%, 2/15/44	4,658,916	5,476,048
U.S. Treasury Bonds, 0.75%, 2/15/45	1,488,690	1,513,812

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 2.625%, 7/15/17	$1,962,059	$2,130,213
U.S. Treasury Notes, 0.125%, 4/15/18	6,428,065	6,557,629
U.S. Treasury Notes, 2.125%, 1/15/19	4,079,810	4,491,296
U.S. Treasury Notes, 1.875%, 7/15/19	4,049,835	4,464,943
U.S. Treasury Notes, 1.375%, 1/15/20	831,097	898,818
U.S. Treasury Notes, 1.25%, 7/15/20	2,247,208	2,435,938
U.S. Treasury Notes, 0.625%, 7/15/21	3,108,716	3,258,081
U.S. Treasury Notes, 0.125%, 1/15/22	7,931,170	7,996,230
U.S. Treasury Notes, 0.125%, 7/15/22	9,882,307	9,984,213
U.S. Treasury Notes, 0.125%, 1/15/23	8,264,025	8,299,536

		$139,394,762

Total Bonds		$370,981,531

MONEY MARKET FUNDS – 10.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	45,456,116	$45,456,116

Total Investments		$416,437,647

OTHER ASSETS, LESS LIABILITIES – 0.7%		3,005,273

Net Assets – 100.0%		$419,442,920

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Deutsche Bank AG	2,674,000	4/10/15	$2,106,684	$2,035,654	$71,030
SELL	AUD	Goldman Sachs International	2,699,000	4/10/15	2,072,949	2,054,687	18,262
SELL	AUD	Westpac Banking Corp.	6,259,631	4/10/15	5,048,079	4,765,314	282,765
SELL	CAD	Barclays Bank PLC	2,660,000	4/10/15	2,139,685	2,100,020	39,665
SELL	DKK	Goldman Sachs International	10,187,130	4/10/15	1,634,812	1,466,224	168,588
BUY	EUR	Goldman Sachs International	5,761,000	4/10/15	6,104,524	6,195,174	90,650
SELL	EUR	Barclays Bank PLC	5,546,028	4/10/15	6,153,484	5,964,001	189,483
SELL	EUR	Deutsche Bank AG	5,461,793	4/10/15	6,015,611	5,873,417	142,194
SELL	EUR	Goldman Sachs International	25,019,908	4/10/15	28,330,178	26,905,516	1,424,662
SELL	EUR	Merrill Lynch International	141,849	4/10/15	169,494	152,539	16,955
SELL	GBP	Barclays Bank PLC	573,000	4/10/15	862,611	849,943	12,668
SELL	GBP	Deutsche Bank AG	679,000	4/10/15	1,044,625	1,007,175	37,450
SELL	GBP	Goldman Sachs International	1,832,990	4/10/15	2,755,635	2,718,911	36,724
SELL	JPY	Deutsche Bank AG	1,944,156,944	4/10/15	16,272,091	16,211,930	60,161

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	NZD	Goldman Sachs International	2,357,257	4/10/15	$1,795,227	$1,760,912	$34,315
SELL	NZD	Westpac Banking Corp.	1,744,261	4/10/15	1,347,332	1,302,993	44,339
SELL	SEK	Credit Suisse Group	2,825,000	4/10/15	339,946	328,058	11,888
SELL	SEK	Goldman Sachs International	41,807,753	4/10/15	5,278,224	4,855,003	423,221

							$3,105,020

Liability Derivatives
BUY	AUD	Barclays Bank PLC	2,494,000	4/10/15	$2,050,791	$1,898,625	$(152,166)
BUY	AUD	Morgan Stanley Capital Services, Inc.	5,363,000	4/10/15	4,196,973	4,082,729	(114,244)
BUY	CAD	Credit Suisse Group	201,285	4/10/15	170,541	158,910	(11,631)
BUY	CAD	Goldman Sachs International	4,864,949	4/10/15	3,879,667	3,840,785	(38,882)
BUY	EUR	Brown Brothers Harriman	3,883,000	4/10/15	4,242,581	4,175,640	(66,941)
BUY	EUR	Deutsche Bank AG	8,164,886	4/10/15	9,450,204	8,780,227	(669,977)
BUY	EUR	Goldman Sachs International	7,480,000	4/10/15	8,340,357	8,043,725	(296,632)
BUY	EUR	Royal Bank of Scotland Group PLC	3,823,000	4/10/15	4,343,391	4,111,118	(232,273)
SELL	EUR	Deutsche Bank AG	1,874,000	4/10/15	2,007,601	2,015,233	(7,632)
SELL	EUR	Goldman Sachs International	1,037,000	4/10/15	1,085,845	1,115,153	(29,308)
SELL	EUR	Royal Bank of Scotland Group PLC	1,904,000	4/10/15	2,017,530	2,047,494	(29,964)
BUY	GBP	Barclays Bank PLC	1,220,957	4/10/15	1,860,175	1,811,071	(49,104)
BUY	GBP	Brown Brothers Harriman	844,878	4/10/15	1,257,949	1,253,224	(4,725)
BUY	GBP	Credit Suisse Group	12,019,255	4/10/15	18,306,408	17,828,407	(478,001)
BUY	GBP	Goldman Sachs International	1,485,745	4/10/15	2,227,603	2,203,836	(23,767)
BUY	GBP	Merrill Lynch International	12,019,255	4/10/15	18,306,288	17,828,407	(477,881)
BUY	GBP	Morgan Stanley Capital Services, Inc.	1,991,599	4/10/15	2,991,412	2,954,179	(37,233)
BUY	JPY	Deutsche Bank AG	330,658,000	4/10/15	2,803,702	2,757,290	(46,412)
SELL	NZD	Goldman Sachs International	552,000	4/10/15	403,371	412,354	(8,983)
BUY	SEK	Barclays Bank PLC	2,770,000	4/10/15	343,484	321,671	(21,813)

							$(2,797,569)

At March 31, 2015, the fund had cash collateral of $490,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$139,394,762	$—	$139,394,762
Non-U.S. Sovereign Debt	—	231,586,769	—	231,586,769
Mutual Funds	45,456,116	—	—	45,456,116
Total Investments	$45,456,116	$370,981,531	$—	$416,437,647

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$307,451	$—	$307,451

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$413,063,084
Gross unrealized appreciation	19,019,029
Gross unrealized depreciation	(15,644,466)
Net unrealized appreciation (depreciation)	$3,374,563

4

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,422,754	19,261,379	(35,228,017)	45,456,116

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,790	$45,456,116

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	44.6%
United Kingdom	24.2%
France	9.4%
Japan	5.2%
Germany	4.3%
Sweden	2.4%
Canada	2.2%
Italy	2.1%
Australia	2.0%
Other Countries	3.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

March 31, 2015

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.0%
Asset-Backed & Securitized – 13.5%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$329,166	$329,156
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.455%, 10/10/17	1,869,847	1,868,837
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	2,010,000	2,010,316
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	1,501,265	1,500,932
Babson Ltd., CLO, “A1”, FRN, 0.481%, 1/18/21 (z)	1,340,947	1,332,499
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	1,725,249	1,724,612
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.496%, 2/21/17	3,329,000	3,329,426
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.556%, 3/21/16	1,134,405	1,134,634
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	3,360,000	3,360,887
Cent CDO XI Ltd., “A1”, FRN, 0.516%, 4/25/19 (n)	2,186,648	2,164,525
Chesapeake Funding LLC, “A”, FRN, 0.625%, 1/07/25 (n)	2,504,889	2,506,066
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.675%, 2/07/27 (z)	2,140,000	2,140,370
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	294,425	294,432
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,005,000	1,058,061
CNH Equipment Trust, “A2”, 0.63%, 6/15/16	2,810,000	2,810,326
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	417,020	417,064
CNH Wholesale Master Note Trust, “A”, FRN, 0.774%, 8/15/19 (n)	4,280,000	4,287,914
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.902%, 9/15/39	1,240,832	1,328,836
CWCapital Cobalt Ltd., “A4”, FRN, 5.76%, 5/15/46	1,703,938	1,841,270
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	2,322,960	2,322,040
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	3,347,107	3,347,144
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (z)	1,920,000	1,921,048
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.728%, 2/25/48 (n)	439,966	440,127
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,104,000	1,124,465
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	3,515,000	3,580,688
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/19	2,310,000	2,344,516

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.574%, 1/15/20	$1,500,000	$1,500,947
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.556%, 7/20/19	3,210,000	3,207,018
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	147,097	147,117
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	1,419,783	1,419,985
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	2,979,095	2,978,470
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.725%, 12/10/27 (n)	3,810,661	3,811,830
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 7/15/16	1,830,000	1,829,951
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	916,955	917,036
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (z)	4,110,000	4,114,579
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 9/15/16	156,986	156,992
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,446,595	2,593,946
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 8/24/21 (n)	1,137,504	1,132,227
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	1,356,077	1,355,206
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (z)	2,840,000	2,840,185
Lanark Master Issuer PLC, “1-A”, FRN, 1.661%, 12/22/54	3,295,675	3,320,037
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.494%, 2/15/17	2,601,000	2,601,000
Motor PLC, 2014-1A, “A1”, FRN, 0.653%, 8/25/21 (n)	1,575,904	1,577,680
Motor PLC, 2015-1A, “A1” , FRN, 0.804%, 6/25/22 (z)	2,658,000	2,660,680
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.572%, 1/16/18	3,990,000	3,993,775
Race Point CLO Ltd., “A1A”, FRN, 0.454%, 8/01/21 (n)	1,600,159	1,594,080
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (z)	2,820,000	2,819,419
SLM Student Loan Trust, “A-4”, FRN, 0.336%, 10/25/21	1,996,347	1,993,185
Student Loan Consolidation Center, “A”, FRN, 1.393%, 10/25/27 (n)	1,156,421	1,186,009
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	1,900,000	1,900,817
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.386%, 10/20/16	1,173,180	1,172,589
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.526%, 7/22/19 (n)	4,620,000	4,610,649
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	1,565,044	1,564,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2/15/17	$873,040	$873,252

		$110,393,561

Automotive – 4.0%
American Honda Finance Corp., FRN, 0.753%, 10/07/16	$2,000,000	$2,008,972
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	1,800,000	1,844,174
Daimler Finance North America LLC, FRN, 0.934%, 8/01/16 (n)	3,820,000	3,842,580
Daimler Finance North America LLC, FRN, 0.561%, 3/02/17 (z)	860,000	859,981
Ford Motor Credit Co. LLC, 8%, 12/15/16	3,500,000	3,877,318
Ford Motor Credit Co. LLC, FRN, 1.192%, 1/09/18	1,940,000	1,945,259
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	2,841,000	2,921,045
Hyundai Capital America, 2%, 3/19/18 (z)	2,063,000	2,096,047
Nissan Motor Acceptance Corp., FRN, 0.969%, 9/26/16 (n)	3,480,000	3,500,052
Nissan Motor Acceptance Corp., FRN, 0.811%, 3/03/17 (n)	1,890,000	1,895,343
Toyota Motor Credit Corp., FRN, 0.646%, 1/17/19	3,370,000	3,369,963
Volkswagen Group of America Finance LLC, FRN, 0.631%, 5/23/17 (n)	2,090,000	2,089,852
Volkswagen Group of America Finance LLC, FRN, 0.7%, 11/20/17 (n)	1,080,000	1,080,222
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	1,620,000	1,625,597

		$32,956,405

Banks & Diversified Financials (Covered Bonds) – 3.4%
Australia & New Zealand Banking Group, 1%, 10/06/15 (n)	$3,800,000	$3,811,446
Bank of Nova Scotia, 2.15%, 8/03/16 (n)	2,200,000	2,244,367
Bank of Nova Scotia, 1.75%, 3/22/17 (n)	1,200,000	1,218,125
Bank of Scotland PLC, 5.25%, 2/21/17 (n)	3,900,000	4,212,940
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	5,000,000	5,041,840
Northern Rock Asset Management, 5.625%, 6/22/17 (n)	2,400,000	2,625,389
Royal Bank of Canada, 1.125%, 7/22/16	1,450,000	1,458,690
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,900,000	2,962,849
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/17 (n)	4,100,000	4,203,894

		$27,779,540

Biotechnology – 0.2%
Life Technologies Corp., 3.5%, 1/15/16	$1,425,000	$1,453,015

Broadcasting – 0.3%
Scripps Networks Interactive, 2.75%, 11/15/19	$902,000	$909,628

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,141,000	$1,144,606

		$2,054,234

Business Services – 0.5%
Cisco Systems, Inc., FRN, 0.541%, 3/03/17	$3,850,000	$3,862,170

Cable TV – 0.7%
DIRECTV Holdings LLC, 3.5%, 3/01/16	$4,875,000	$4,982,260
NBCUniversal Enterprise Co., FRN, 0.79%, 4/15/16 (n)	1,000,000	1,002,952

		$5,985,212

Chemicals – 0.5%
CF Industries, Inc., 6.875%, 5/01/18	$2,348,000	$2,676,774
LyondellBasell Industries N.V., 5%, 4/15/19	950,000	1,047,627

		$3,724,401

Computer Software – Systems – 0.4%
Apple, Inc., FRN, 0.503%, 5/03/18	$3,030,000	$3,038,314

Conglomerates – 1.7%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$930,000	$939,684
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	3,860,000	3,937,007
General Electric Co., 0.85%, 10/09/15	5,775,000	5,793,191
Pentair Finance S.A., 1.35%, 12/01/15	2,860,000	2,866,907

		$13,536,789

Consumer Products – 1.1%
Mattel, Inc., 1.7%, 3/15/18	$1,232,000	$1,226,245
Newell Rubbermaid, Inc., 2.875%, 12/01/19	3,470,000	3,536,135
Procter & Gamble Co., 0.75%, 11/04/16	2,130,000	2,133,059
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	2,480,000	2,520,461

		$9,415,900

Consumer Services – 0.8%
eBay, Inc., 1.35%, 7/15/17	$1,425,000	$1,423,290
Experian Finance PLC, 2.375%, 6/15/17 (n)	1,788,000	1,804,666
Western Union Co., FRN, 1.261%, 8/21/15	3,620,000	3,627,519

		$6,855,475

Electrical Equipment – 0.3%
Amphenol Corp., 1.55%, 9/15/17	$1,230,000	$1,233,530
Arrow Electronics, Inc., 3%, 3/01/18	919,000	942,849

		$2,176,379

Electronics – 1.2%
Intel Corp., 1.95%, 10/01/16	$3,175,000	$3,234,703
Lam Research Corp., 2.75%, 3/15/20	1,243,000	1,249,943
Tyco Electronics Group S.A., 2.375%, 12/17/18	971,000	989,290
Tyco Electronics Group S.A., FRN, 0.452%, 1/29/16	3,120,000	3,119,732
Xilinx, Inc., 2.125%, 3/15/19	1,490,000	1,503,468

		$10,097,136

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 0.9%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$2,410,000	$2,407,028
Korea Development Bank, 1%, 1/22/16	2,770,000	2,774,601
Petroleos Mexicanos, 3.125%, 1/23/19	487,000	496,740
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,862,000	1,841,868

		$7,520,237

Energy – Independent – 0.8%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,100,000	$1,223,894
Canadian Natural Resources Ltd., FRN, 0.631%, 3/30/16	990,000	988,595
Encana Corp., 5.9%, 12/01/17	2,500,000	2,815,913
Southwestern Energy Co., 7.5%, 2/01/18	1,220,000	1,378,105

		$6,406,507

Energy – Integrated – 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,900,000	$2,977,833
BP Capital Markets PLC, 3.125%, 10/01/15	4,350,000	4,405,028
BP Capital Markets PLC, 2.521%, 1/15/20	1,371,000	1,394,458
Chevron Corp., 0.889%, 6/24/16	1,170,000	1,175,260
Shell International Finance B.V., FRN, 0.467%, 11/15/16	3,280,000	3,286,189
Total Capital International S.A., 1.5%, 2/17/17	2,900,000	2,935,902

		$16,174,670

Financial Institutions – 0.7%
General Electric Capital Corp., 2.375%, 6/30/15	$2,100,000	$2,110,025
General Electric Capital Corp., FRN, 0.482%, 1/14/16	660,000	660,911
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	2,949,000	2,982,197

		$5,753,133

Food & Beverages – 5.1%
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	$2,300,000	$2,308,420
Coca-Cola Co., 1.15%, 4/01/18	1,690,000	1,689,812
Coca-Cola Co., FRN, 0.354%, 11/01/16	1,940,000	1,941,472
Diageo Capital PLC, 1.5%, 5/11/17	2,000,000	2,018,712
General Mills, Inc., FRN , 0.552%, 1/29/16	1,650,000	1,649,896
Heineken N.V., 1.4%, 10/01/17 (n)	4,300,000	4,321,186
Ingredion, Inc., 1.8%, 9/25/17	1,950,000	1,949,834
J.M. Smucker Co., 1.75%, 3/15/18 (z)	960,000	964,843
Kellogg Co., 4.45%, 5/30/16	690,000	718,643
Kraft Foods Group, Inc., 1.625%, 6/04/15	2,750,000	2,754,612
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,800,000	2,043,783
Molson Coors Brewing Co., 2%, 5/01/17	3,525,000	3,568,869
PepsiCo, Inc., 2.5%, 5/10/16	2,600,000	2,653,251
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	4,060,000	4,175,962
Tyson Foods, Inc., 6.6%, 4/01/16	3,320,000	3,502,288
Tyson Foods, Inc., 2.65%, 8/15/19	968,000	991,182
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,970,000	1,949,388

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	$2,289,000	$2,297,398
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	334,000	339,985

		$41,839,536

Food & Drug Stores – 0.3%
CVS Health Corp., 1.2%, 12/05/16	$830,000	$835,505
CVS Health Corp., 5.75%, 6/01/17	1,333,000	1,463,803

		$2,299,308

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$2,526,000	$2,576,543

Insurance – 2.1%
American International Group, Inc., 5.85%, 1/16/18	$1,226,000	$1,369,611
MetLife Global Funding I, FRN, 0.632%, 4/10/17 (n)	4,770,000	4,781,419
MetLife, Inc., 1.756%, 12/15/17	1,875,000	1,899,924
New York Life Global Funding, 3%, 5/04/15 (n)	4,725,000	4,735,031
PRICOA Global Funding I, FRN, 0.526%, 8/19/15 (n)	1,610,000	1,610,742
Prudential Financial, Inc., FRN, 1.037%, 8/15/18	1,500,000	1,508,903
Voya Financial, Inc., 2.9%, 2/15/18	1,645,000	1,697,323

		$17,602,953

Insurance – Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$1,740,000	$1,764,802

International Market Quasi-Sovereign – 5.5%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,000,000	$4,029,608
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	3,220,000	3,237,227
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	1,390,000	1,421,543
Electricite de France, 2.15%, 1/22/19 (n)	2,500,000	2,532,685
FMS Wertmanagement, 0.625%, 4/18/16	2,310,000	2,314,262
KfW Bankengruppe, 0.5%, 9/30/15	2,210,000	2,212,519
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	4,190,000	4,190,101
Kommunalbanken A.S., 1%, 3/15/18 (n)	5,000,000	4,977,785
Municipality Finance PLC, 2.375%, 5/16/16	2,350,000	2,399,688
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,570,000	3,579,425
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,520,000	1,535,398
Statoil A.S.A., 7.375%, 5/01/16 (n)	3,870,000	4,138,183
Statoil A.S.A., FRN, 0.547%, 5/15/18	911,000	907,925
Statoil A.S.A., FRN, 0.716%, 11/08/18	1,600,000	1,599,950
Swedish Export Credit Corp., FRN, 0.557%, 1/23/17	6,320,000	6,347,246

		$45,423,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Sovereign – 1.2%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$4,240,000	$4,254,586
Kingdom of Sweden, 1%, 2/27/18 (n)	3,040,000	3,041,380
Republic of Iceland, 4.875%, 6/16/16 (n)	2,520,000	2,622,085

		$9,918,051

Internet – 0.1%
Baidu, Inc., 2.75%, 6/09/19	$440,000	$444,555

Local Authorities – 0.3%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$2,400,000	$2,400,259

Major Banks – 14.6%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$4,230,000	$4,448,640
ABN AMRO Bank N.V., FRN, 0.673%, 6/06/16 (n)	1,640,000	1,638,257
Bank of America Corp., 3.625%, 3/17/16	1,925,000	1,971,908
Bank of America Corp., 5.625%, 10/14/16	1,150,000	1,224,379
Bank of America Corp., 6%, 9/01/17	5,050,000	5,555,379
Bank of America Corp., FRN, 0.55%, 6/15/16	1,330,000	1,325,028
Bank of Montreal, FRN, 0.852%, 4/09/18	1,380,000	1,388,625
Bank of Nova Scotia, FRN, 0.773%, 7/15/16	1,300,000	1,305,946
Barclays Bank PLC, 2.5%, 2/20/19	1,860,000	1,897,832
BNP Paribas, FRN, 0.857%, 12/12/16	790,000	792,740
BNP Paribas, FRN, 0.75%, 3/17/17	1,860,000	1,862,714
Canadian Imperial Bank of Commerce, FRN, 0.776%, 7/18/16	1,490,000	1,496,668
Commonwealth Bank of Australia, FRN, 0.77%, 9/20/16 (n)	1,750,000	1,756,507
Commonwealth Bank of Australia, FRN, 0.629%, 3/13/17 (n)	2,160,000	2,161,069
Commonwealth Bank of Australia, FRN, 0.533%, 9/08/17 (n)	1,700,000	1,699,053
Credit Suisse New York, 1.75%, 1/29/18	2,170,000	2,176,592
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,815,000	2,916,658
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,400,000	3,419,774
Goldman Sachs Group, Inc., FRN, 1.454%, 4/30/18	1,580,000	1,601,919
Goldman Sachs Group, Inc., FRN, 1.357%, 11/15/18	3,100,000	3,133,858
Goldman Sachs Group, Inc., FRN, 1.277%, 10/23/19	2,040,000	2,057,124
HSBC Bank PLC, FRN, 0.897%, 5/15/18 (n)	2,273,000	2,283,451
HSBC USA, Inc., 1.625%, 1/16/18	3,720,000	3,720,093
Huntington National Bank, FRN, 0.681%, 4/24/17	3,470,000	3,465,347
ING Bank N.V., 1.8%, 3/16/18 (z)	3,290,000	3,310,375
ING Bank N.V., 2%, 9/25/15 (n)	550,000	553,517
ING Bank N.V., FRN, 1.213%, 3/07/16 (n)	1,400,000	1,407,966
JPMorgan Chase & Co., 3.45%, 3/01/16	6,550,000	6,698,620
Mizuho Bank Ltd., FRN, 0.716%, 9/25/17 (n)	960,000	958,031
Morgan Stanley, 5.75%, 10/18/16	1,850,000	1,973,811

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 5.45%, 1/09/17	$2,475,000	$2,647,587
Morgan Stanley, 4.75%, 3/22/17	1,675,000	1,783,193
Morgan Stanley, 2.65%, 1/27/20	2,300,000	2,332,021
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)	1,887,000	1,892,821
Nordea Bank AB, FRN, 0.615%, 4/04/17 (n)	1,730,000	1,731,714
PNC Bank N.A., 1.3%, 10/03/16	1,290,000	1,297,766
PNC Bank N.A., 1.15%, 11/01/16	2,610,000	2,621,813
PNC Bank N.A., 2.25%, 7/02/19	3,080,000	3,122,643
PNC Bank N.A., FRN, 0.566%, 1/28/16	2,190,000	2,192,516
Royal Bank of Canada, FRN, 0.723%, 9/09/16	1,820,000	1,826,412
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,025,000	3,047,067
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,150,000	3,156,653
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,475,000	3,483,132
Sumitomo Mitsui Banking Corp., FRN, 0.574%, 7/11/17	2,430,000	2,421,267
Wells Fargo & Co., 1.5%, 7/01/15	1,925,000	1,930,063
Wells Fargo & Co., FRN, 0.786%, 7/20/16	2,340,000	2,348,705
Wells Fargo & Co., FRN, 0.523%, 9/08/17	4,090,000	4,076,920
Westpac Banking Corp., 1.125%, 9/25/15	5,800,000	5,821,170
Westpac Banking Corp., FRN, 0.586%, 5/19/17	1,890,000	1,890,293

		$119,825,637

Medical & Health Technology & Services – 2.1%
Becton, Dickinson and Co., 1.75%, 11/08/16	$2,900,000	$2,931,706
Becton, Dickinson and Co., 1.8%, 12/15/17	200,000	201,532
CareFusion Corp., 1.45%, 5/15/17	1,140,000	1,140,858
Covidien International Finance S.A., 6%, 10/15/17	1,485,000	1,656,090
Express Scripts Holding Co., 3.125%, 5/15/16	1,175,000	1,203,588
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	1,640,000	1,650,270
McKesson Corp., 3.25%, 3/01/16	3,075,000	3,138,394
McKesson Corp., FRN, 0.664%, 9/10/15	2,200,000	2,200,713
Medco Health Solutions, Inc., 2.75%, 9/15/15	2,700,000	2,723,020

		$16,846,171

Medical Equipment – 0.4%
Medtronic, Inc., 1.5%, 3/15/18 (n)	$1,320,000	$1,325,734
Zimmer Holdings, Inc., 2%, 4/01/18	1,740,000	1,753,918

		$3,079,652

Metals & Mining – 0.8%
Barrick Gold Corp., 2.5%, 5/01/18	$1,200,000	$1,206,929
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	842,000	895,997
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	330,000	328,783

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	$800,000	$796,078
Glencore Funding LLC, FRN, 1.42%, 5/27/16 (n)	3,240,000	3,250,948

		$6,478,735

Midstream – 1.6%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$1,342,000	$1,341,695
Enterprise Products Operating LP, 6.5%, 1/31/19	630,000	728,211
Enterprise Products Partners LP, 1.25%, 8/13/15	3,775,000	3,780,512
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	1,460,000	1,457,727
ONEOK Partners LP, 6.15%, 10/01/16	1,200,000	1,282,156
ONEOK Partners LP, 2%, 10/01/17	775,000	772,869
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	196,847
TransCanada PipeLines Ltd., FRN, 0.953%, 6/30/16	3,750,000	3,761,501

		$13,321,518

Mortgage-Backed – 3.8%
Fannie Mae, 2.8%, 3/01/18	$3,127,289	$3,249,691
Fannie Mae, 3.75%, 3/01/18	3,923,677	4,181,221
Fannie Mae, 3.743%, 6/01/18	13,341,774	14,226,411
Fannie Mae, 5.5%, 5/01/25	2,581,888	2,713,999
Fannie Mae, 5%, 3/01/30 - 6/01/41	3,917,632	4,352,604
Fannie Mae, FRN, 0.403%, 5/25/18	2,341,711	2,344,631

		$31,068,557

Municipals – 0.8%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$4,860,000	$4,890,034
State of California, 3.95%, 11/01/15	1,950,000	1,991,438

		$6,881,472

Network & Telecom – 2.8%
AT&T, Inc., 2.95%, 5/15/16	$2,800,000	$2,861,295
AT&T, Inc., 2.4%, 8/15/16	7,950,000	8,090,628
British Telecommunications PLC, 2.35%, 2/14/19	1,860,000	1,890,560
Telefonica Emisiones SAU, 6.421%, 6/20/16	1,325,000	1,407,867
Verizon Communications, Inc., 1.35%, 6/09/17	2,200,000	2,201,443
Verizon Communications, Inc., FRN, 1.8%, 9/15/16	1,650,000	1,676,591
Verizon Communications, Inc., FRN, 1.04%, 6/17/19	4,600,000	4,635,595

		$22,763,979

Oil Services – 0.8%
Transocean, Inc., 4.95%, 11/15/15	$1,806,000	$1,837,605
Transocean, Inc., 5.05%, 12/15/16	3,125,000	3,156,250
Transocean, Inc., 2.5%, 10/15/17	1,875,000	1,720,313

		$6,714,168

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – 8.5%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$1,521,000	$1,584,401
Banco Santander Chile, FRN, 1.152%, 4/11/17 (n)	510,000	508,477
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.711%, 2/26/16 (n)	1,450,000	1,451,682
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.873%, 9/09/16 (n)	3,880,000	3,889,180
Banque Federative du Credit Mutuel, FRN, 1.106%, 10/28/16 (n)	4,070,000	4,099,597
Banque Federative du Credit Mutuel, FRN, 1.106%, 1/20/17 (n)	800,000	805,813
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (z)	2,470,000	2,484,284
BPCE S.A., 1.625%, 1/26/18	840,000	838,854
Capital One Bank (USA) N.A., FRN, 0.935%, 2/05/18	2,300,000	2,304,451
Capital One Financial Corp., 2.45%, 4/24/19	1,160,000	1,173,795
Capital One Financial Corp., 1%, 11/06/15	1,275,000	1,276,536
Citigroup, Inc., FRN, 1.021%, 4/08/19	2,650,000	2,648,956
Danske Bank A.S., 3.75%, 4/01/15 (n)	240,000	240,000
Fifth Third Bancorp, 1.35%, 6/01/17	3,620,000	3,627,859
Fifth Third Bancorp, 2.3%, 3/01/19	1,171,000	1,185,116
First Republic Bank, 2.375%, 6/17/19	849,000	858,290
Groupe BPCE S.A., 2.5%, 12/10/18	2,980,000	3,051,329
Groupe BPCE S.A., FRN, 1.506%, 4/25/16	4,340,000	4,379,038
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	2,550,000	2,584,731
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,240,000	1,254,786
Macquarie Bank Ltd., 5%, 2/22/17 (n)	3,000,000	3,194,856
Macquarie Bank Ltd., FRN, 0.886%, 10/27/17 (n)	2,670,000	2,669,931
Rabobank Nederland N.V., 3.375%, 1/19/17	3,000,000	3,126,609
Rabobank Nederland N.V., FRN, 0.75%, 3/18/16	1,380,000	1,384,909
Santander Holdings USA, Inc., 3%, 9/24/15	1,725,000	1,738,446
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	1,721,000	1,726,956
Svenska Handelsbanken AB, 2.875%, 4/04/17	2,500,000	2,584,585
Svenska Handelsbanken AB, FRN, 0.714%, 3/21/16	3,150,000	3,161,787
Swedbank AB, 2.125%, 9/29/17 (n)	5,039,000	5,116,293
UBS AG, FRN, 0.637%, 8/14/17	2,050,000	2,051,341
Union Bank N.A., 2.125%, 6/16/17	2,825,000	2,866,468

		$69,869,356

Pharmaceuticals – 2.7%
AbbVie, Inc., 1.75%, 11/06/17	$5,300,000	$5,318,799
Actavis Funding SCS, 2.35%, 3/12/18	1,038,000	1,052,038
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	1,550,000	1,559,960
Celgene Corp., 2.45%, 10/15/15	3,000,000	3,023,118
EMD Finance LLC, 1.7%, 3/19/18 (z)	2,790,000	2,804,940
Mylan, Inc., 1.8%, 6/24/16	1,470,000	1,481,823

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Mylan, Inc., 1.35%, 11/29/16	$1,355,000	$1,353,266
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	5,250,000	5,262,185

		$21,856,129

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$2,380,000	$2,379,086

Real Estate – Healthcare – 0.4%
Health Care, Inc., REIT, 4.7%, 9/15/17	$1,845,000	$1,981,908
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,390,000	1,399,228

		$3,381,136

Real Estate – Office – 0.2%
Vornado Realty LP, REIT, 2.5%, 6/30/19	$1,824,000	$1,838,643

Real Estate – Retail – 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,208,000	$1,210,316
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	1,190,000	1,196,142

		$2,406,458

Retailers – 0.5%
Dollar General Corp., 1.875%, 4/15/18	$365,000	$361,084
Target Corp., 2.3%, 6/26/19	2,460,000	2,520,696
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,593,000	1,603,074

		$4,484,854

Specialty Chemicals – 0.7%
Air Products & Chemicals, Inc., 2%, 8/02/16	$736,000	$749,001
Ecolab, Inc., 1%, 8/09/15	3,025,000	3,028,458
Ecolab, Inc., 3%, 12/08/16	1,850,000	1,907,470

		$5,684,929

Supranational – 1.0%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$1,650,000	$1,656,486
Corporacion Andina de Fomento, FRN, 0.802%, 1/29/18	1,490,000	1,497,033
International Bank for Reconstruction and Development, 0.5%, 4/15/16	4,850,000	4,854,418

		$8,007,937

Telecommunications – Wireless – 0.9%
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	$1,900,000	$1,896,219
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	3,000,000	3,021,615
SBA Tower Trust, 2.898%, 10/15/19 (n)	2,395,000	2,424,109

		$7,341,943

Telephone Services – 0.2%
Qwest Corp., 6.5%, 6/01/17	$1,640,000	$1,787,480

Tobacco – 0.2%
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	$1,441,000	$1,449,224

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.4%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$3,000,000	$3,079,536

U.S. Government Agencies and Equivalents – 1.9%
Government of Ukraine, 1.844%, 5/16/19	$225,000	$228,867
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,040,000	2,091,928
National Credit Union Administration, 1.84%, 10/07/20	92,218	92,676
National Credit Union Administration, “1-A”, FRN, 0.625%, 1/08/20	1,518,510	1,526,776
National Credit Union Administration, “1-A”, FRN, 0.551%, 3/06/20	1,566,322	1,570,228
National Credit Union Administration, FRN, 0.545%, 11/06/17	1,298,671	1,302,063
National Credit Union Administration, FRN, 0.58%, 3/11/20	2,359,510	2,367,160
National Credit Union Administration, FRN, 0.555%, 4/06/20	1,080,958	1,081,634
National Credit Union Administration, FRN, 0.555%, 5/07/20	326,839	326,903
National Credit Union Administration, FRN, 0.627%, 10/07/20	732,701	736,991
National Credit Union Administration, FRN, 0.527%, 12/07/20	936,915	937,777
Private Export Funding Corp., 1.875%, 7/15/18	3,440,000	3,489,116

		$15,752,119

Utilities – Electric Power – 3.0%
Duke Energy Corp., FRN, 0.635%, 4/03/17	$2,650,000	$2,655,769
Duke Energy Indiana, Inc., FRN, 0.602%, 7/11/16	1,150,000	1,151,157
Enel Finance International S.A., 6.25%, 9/15/17 (n)	680,000	756,816
NextEra Energy Capital Co., 1.2%, 6/01/15	3,000,000	3,000,168
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	1,450,000	1,454,046
PG&E Corp., 2.4%, 3/01/19	2,129,000	2,155,930
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	3,475,000	3,571,296
Sierra Pacific Power Co., 6%, 5/15/16	3,450,000	3,650,742
Southern Co., 2.45%, 9/01/18	3,000,000	3,092,286
Virginia Electric and Power Co., 1.2%, 1/15/18	2,790,000	2,784,601

		$24,272,811

Total Bonds		$794,024,160

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	21,623,503	$21,623,503

Total Investments		$815,647,663

OTHER ASSETS, LESS LIABILITIES – 0.4%		2,972,559

Net Assets – 100.0%		$818,620,222

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $249,494,135, representing 30.5% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BNZ International Funding Ltd. London, 1.9%, 2/26/18	2/17/15	$2,469,306	$2,484,284
Babson Ltd., CLO, “A1”, FRN, 0.481%, 1/18/21	6/24/14	1,330,547	1,332,499
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.675%, 2/07/27	2/04/15	2,140,000	2,140,370
Daimler Finance North America LLC, FRN, 0.561%, 3/02/17	2/23/15	860,000	859,981
EMD Finance LLC, 1.7%, 3/19/18	3/16/15	2,789,531	2,804,940
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19	2/26/15	1,919,888	1,921,048
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17	3/04/15	4,109,953	4,114,579
Hyundai Capital America, 2%, 3/19/18	3/16/15-3/17/15	2,058,533	2,096,047
ING Bank N.V., 1.8%, 3/16/18	3/10/15	3,285,005	3,310,375
J.M. Smucker Co., 1.75%, 3/15/18	3/12/15	958,575	964,843
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17	1/22/15	2,839,994	2,840,185
Motor PLC, 2015-1A, “A1” , FRN, 0.804%, 6/25/22	2/20/15	2,658,000	2,660,680
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32	3/17/15	2,819,301	2,819,419
Total Restricted Securities			$30,349,250
% of Net assets			3.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$15,752,119	$—	$15,752,119
Non-U.S. Sovereign Debt	—	70,869,770	—	70,869,770
Municipal Bonds	—	6,881,472	—	6,881,472
U.S. Corporate Bonds	—	326,505,360	—	326,505,360
Residential Mortgage-Backed Securities	—	34,828,721	—	34,828,721
Commercial Mortgage-Backed Securities	—	6,822,113	—	6,822,113
Asset-Backed Securities (including CDOs)	—	99,811,284	—	99,811,284
Foreign Bonds	—	232,553,321	—	232,553,321
Mutual Funds	21,623,503	—	—	21,623,503
Total Investments	$21,623,503	$794,024,160	$—	$815,647,663

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$811,503,367
Gross unrealized appreciation	5,257,343
Gross unrealized depreciation	(1,113,047)
Net unrealized appreciation (depreciation)	$4,144,296

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,357,718	82,541,118	(63,275,333)	21,623,503

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,310	$21,623,503

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	61.9%
United Kingdom	5.5%
Netherlands	4.4%
Norway	3.8%
Sweden	3.4%
France	3.1%
Australia	3.0%
Canada	2.8%
Japan	2.8%
Other Countries	9.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2015

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	9,990,924	$102,307,061
MFS Global Real Estate Portfolio – Initial Class	4,301,746	62,289,279
MFS Government Securities Portfolio – Initial Class	15,990,744	210,758,003
MFS Growth Series – Initial Class	4,593,890	189,038,572
MFS High Yield Portfolio – Initial Class	16,883,428	105,690,258
MFS Inflation-Adjusted Bond Portfolio – Initial Class	10,160,423	103,839,529
MFS International Growth Portfolio – Initial Class	4,514,546	63,113,351
MFS International Value Portfolio – Initial Class	2,712,658	62,906,549
MFS Limited Maturity Portfolio – Initial Class	8,195,391	84,248,615
MFS Mid Cap Growth Series – Initial Class	16,038,797	148,519,261
MFS Mid Cap Value Portfolio – Initial Class	14,683,826	149,040,836

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,848,285	$31,938,364
MFS New Discovery Value Portfolio – Initial Class	2,876,995	32,020,956
MFS Research Bond Series – Initial Class	18,442,444	253,214,757
MFS Research International Portfolio – Initial Class	9,516,420	146,552,867
MFS Research Series – Initial Class	5,685,460	168,687,602
MFS Value Series – Initial Class	9,250,733	189,547,513

Total Underlying Affiliated Funds		$2,103,713,373

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	518,458	$518,458

Total Investments		$2,104,231,831

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,856,971

Net Assets – 100.0%		$2,106,088,802

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,104,231,831	$—	$—	$2,104,231,831

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,821,885,895
Gross unrealized appreciation	297,393,582
Gross unrealized depreciation	(15,047,646)
Net unrealized appreciation (depreciation)	$282,345,936

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	10,000,800	13,589	(23,465)	9,990,924
MFS Global Real Estate Portfolio	4,569,387	2,749	(270,390)	4,301,746
MFS Government Securities Portfolio	16,478,830	9,289	(497,375)	15,990,744
MFS Growth Series	4,840,128	—	(246,238)	4,593,890
MFS High Yield Portfolio	17,387,298	—	(503,870)	16,883,428
MFS Inflation-Adjusted Bond Portfolio	10,249,517	11,757	(100,851)	10,160,423
MFS Institutional Money Market Portfolio	888,569	22,865,362	(23,235,473)	518,458
MFS International Growth Portfolio	4,672,941	8,812	(167,207)	4,514,546
MFS International Value Portfolio	2,929,229	1,904	(218,475)	2,712,658
MFS Limited Maturity Portfolio	8,346,898	2,675	(154,182)	8,195,391
MFS Mid Cap Growth Series	17,155,908	—	(1,117,111)	16,038,797
MFS Mid Cap Value Portfolio	15,344,494	897	(661,565)	14,683,826
MFS New Discovery Series	1,963,668	523	(115,906)	1,848,285
MFS New Discovery Value Portfolio	3,012,679	385	(136,069)	2,876,995
MFS Research Bond Series	19,073,468	7,500	(638,524)	18,442,444
MFS Research International Portfolio	9,749,083	25,946	(258,609)	9,516,420
MFS Research Series	5,876,352	541	(191,433)	5,685,460
MFS Value Series	9,470,352	34	(219,653)	9,250,733

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(13,402)	$—	$—	$102,307,061
MFS Global Real Estate Portfolio	725,852	—	—	62,289,279
MFS Government Securities Portfolio	(173,211)	—	—	210,758,003
MFS Growth Series	2,672,072	—	—	189,038,572
MFS High Yield Portfolio	(116,724)	—	—	105,690,258
MFS Inflation-Adjusted Bond Portfolio	(78,019)	—	—	103,839,529
MFS Institutional Money Market Portfolio	—	—	243	518,458
MFS International Growth Portfolio	(34,290)	—	—	63,113,351

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS International Value Portfolio	$1,289,860	$—	$—	$62,906,549
MFS Limited Maturity Portfolio	(11,643)	—	—	84,248,615
MFS Mid Cap Growth Series	1,472,716	—	—	148,519,261
MFS Mid Cap Value Portfolio	236,238	—	—	149,040,836
MFS New Discovery Series	(147,767)	—	—	31,938,364
MFS New Discovery Value Portfolio	31,970	—	—	32,020,956
MFS Research Bond Series	(288,908)	—	—	253,214,757
MFS Research International Portfolio	(26,407)	—	—	146,552,867
MFS Research Series	633,022	—	—	168,687,602
MFS Value Series	1,033,538	—	—	189,547,513

	$7,204,897	$—	$243	$2,104,231,831

4

QUARTERLY REPORT

March 31, 2015

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.0%
Aerospace – 1.1%
Curtiss-Wright Corp.	1,186	$87,693
MTU Aero Engines Holding AG	17,565	1,724,740
Rockwell Collins, Inc.	22,632	2,185,120

		$3,997,553

Airlines – 1.2%
Alaska Air Group, Inc.	28,954	$1,916,176
Delta Air Lines, Inc.	51,270	2,305,099

		$4,221,275

Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	45,686	$3,401,323

Apparel Manufacturers – 1.1%
Polo Ralph Lauren Corp.	12,455	$1,637,833
PVH Corp.	22,826	2,432,339

		$4,070,172

Automotive – 2.6%
BorgWarner Transmission Systems, Inc.	34,929	$2,112,506
Delphi Automotive PLC	30,837	2,458,942
Harley-Davidson, Inc.	36,705	2,229,462
LKQ Corp. (a)	102,450	2,618,622

		$9,419,532

Biotechnology – 0.4%
AMAG Pharmaceuticals, Inc. (a)	26,092	$1,426,189

Broadcasting – 1.3%
Interpublic Group of Companies, Inc.	103,625	$2,292,185
Nielsen Holdings B.V.	55,052	2,453,668

		$4,745,853

Brokerage & Asset Managers – 2.5%
Affiliated Managers Group, Inc. (a)	10,037	$2,155,747
NASDAQ OMX Group, Inc.	95,158	4,847,348
TD Ameritrade Holding Corp.	52,525	1,957,082

		$8,960,177

Business Services – 3.3%
Amdocs Ltd.	41,138	$2,237,907
Brenntag AG	30,836	1,848,802
Equifax, Inc.	26,728	2,485,704
Fidelity National Information Services, Inc.	43,250	2,943,595
Realogy Holdings Corp. (a)	54,058	2,458,558

		$11,974,566

Chemicals – 0.6%
Celanese Corp.	38,552	$2,153,515

Computer Software – 0.5%
Symantec Corp.	77,676	$1,814,900

Computer Software – Systems – 4.1%
Ingram Micro, Inc., “A” (a)	106,992	$2,687,639
NCR Corp. (a)	69,525	2,051,683
NICE Systems Ltd., ADR	40,751	2,482,958

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
Sabre Corp.	160,013	$3,888,316
Xerox Corp.	282,088	3,624,831

		$14,735,427

Construction – 2.4%
Armstrong World Industries, Inc. (a)	47,728	$2,742,928
Fortune Brands Home & Security, Inc.	50,137	2,380,505
Stanley Black & Decker, Inc.	36,158	3,448,027

		$8,571,460

Consumer Products – 2.0%
Newell Rubbermaid, Inc.	121,222	$4,736,144
Sensient Technologies Corp.	32,927	2,268,012

		$7,004,156

Containers – 2.6%
Crown Holdings, Inc. (a)	76,603	$4,138,094
Graphic Packaging Holding Co.	136,626	1,986,542
Greif, Inc., “A”	34,266	1,345,626
Owens-Illinois, Inc. (a)	81,187	1,893,281

		$9,363,543

Electrical Equipment – 2.0%
Pentair PLC	38,945	$2,449,251
Tyco International PLC	67,712	2,915,679
WESCO International, Inc. (a)	27,443	1,917,991

		$7,282,921

Electronics – 2.8%
Analog Devices, Inc.	42,056	$2,649,528
Avago Technologies Ltd.	9,150	1,161,867
Freescale Semiconductor Ltd. (a)	36,377	1,482,726
Keysight Technologies, Inc. (a)	66,749	2,479,725
Microchip Technology, Inc.	49,671	2,428,912

		$10,202,758

Energy – Independent – 3.8%
Cimarex Energy Co.	13,618	$1,567,296
CONSOL Energy, Inc.	49,967	1,393,580
Energen Corp.	32,510	2,145,660
EQT Corp.	21,224	1,758,833
HollyFrontier Corp.	42,863	1,726,093
Noble Energy, Inc.	35,775	1,749,398
PDC Energy, Inc. (a)	29,736	1,606,933
SM Energy Co.	33,975	1,755,828

		$13,703,621

Entertainment – 0.4%
AMC Networks, Inc., “A” (a)	17,437	$1,336,372

Food & Beverages – 5.1%
Bunge Ltd.	29,250	$2,409,030
Coca-Cola Enterprises, Inc.	77,271	3,415,378
Flowers Foods, Inc.	99,307	2,258,241
Ingredion, Inc.	35,049	2,727,513

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
J.M. Smucker Co.	24,845	$2,875,312
Pinnacle Foods, Inc.	73,865	3,014,431
Snyders-Lance, Inc.	48,009	1,534,368

		$18,234,273

Food & Drug Stores – 1.0%
Empire Co. Ltd.	22,560	$1,572,992
Rite Aid Corp. (a)	212,549	1,847,051

		$3,420,043

General Merchandise – 0.8%
Kohl’s Corp.	35,646	$2,789,299

Health Maintenance Organizations – 0.7%
Cigna Corp.	19,502	$2,524,339

Insurance – 7.4%
Arthur J. Gallagher & Co.	55,258	$2,583,311
Everest Re Group Ltd.	16,325	2,840,550
Hanover Insurance Group, Inc.	22,731	1,649,816
Hartford Financial Services Group, Inc.	44,403	1,856,933
HCC Insurance Holdings, Inc.	55,150	3,125,351
Lincoln National Corp.	53,124	3,052,505
Symetra Financial Corp.	103,060	2,417,788
Third Point Reinsurance Ltd. (a)	100,048	1,415,679
Unum Group	85,075	2,869,580
Validus Holdings Ltd.	56,158	2,364,252
XL Group PLC	66,794	2,458,019

		$26,633,784

Machinery & Tools – 3.8%
Allison Transmission Holdings, Inc.	113,076	$3,611,647
Eaton Corp. PLC	40,480	2,750,211
Joy Global, Inc.	26,369	1,033,137
Oshkosh Corp.	44,698	2,180,815
Regal Beloit Corp.	25,422	2,031,726
SPX Corp.	25,114	2,132,179

		$13,739,715

Major Banks – 2.2%
Comerica, Inc.	43,472	$1,961,891
Huntington Bancshares, Inc.	282,358	3,120,056
KeyCorp	190,634	2,699,377

		$7,781,324

Medical & Health Technology & Services – 2.2%
AmerisourceBergen Corp.	22,254	$2,529,612
Quest Diagnostics, Inc.	42,251	3,246,989
Universal Health Services, Inc.	18,041	2,123,606

		$7,900,207

Medical Equipment – 5.6%
Agilent Technologies, Inc.	53,846	$2,237,301
Boston Scientific Corp. (a)	94,718	1,681,244
Cooper Cos., Inc.	10,138	1,900,064
DENTSPLY International, Inc.	51,923	2,642,361
Masimo Corp. (a)	28,947	954,672
PerkinElmer, Inc.	76,217	3,897,737

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
St. Jude Medical, Inc.	40,838	$2,670,805
STERIS Corp.	22,873	1,607,286
Teleflex, Inc.	20,608	2,490,065

		$20,081,535

Metals & Mining – 0.3%
United States Steel Corp.	41,321	$1,008,232

Natural Gas – Distribution – 1.7%
NiSource, Inc.	59,680	$2,635,469
NorthWestern Corp.	37,854	2,036,167
Spectra Energy Corp.	40,837	1,477,074

		$6,148,710

Natural Gas – Pipeline – 0.9%
Columbia Pipeline Partners LP (a)	64,192	$1,777,476
Plains GP Holdings LP	51,085	1,449,281

		$3,226,757

Oil Services – 1.5%
Cameron International Corp. (a)	37,370	$1,686,134
Forum Energy Technologies, Inc. (a)	56,660	1,110,536
Frank’s International N.V.	50,208	938,890
Pacific Drilling S.A. (a)	166,495	647,666
Superior Energy Services, Inc.	52,011	1,161,926

		$5,545,152

Other Banks & Diversified Financials – 6.5%
BB&T Corp.	83,427	$3,252,819
Citizens Financial Group, Inc.	111,407	2,688,251
Discover Financial Services	51,889	2,923,945
Fifth Third Bancorp	186,076	3,507,533
M&T Bank Corp.	16,669	2,116,963
Northern Trust Corp.	25,890	1,803,239
PrivateBancorp, Inc.	78,861	2,773,541
SunTrust Banks, Inc.	48,129	1,977,621
TCF Financial Corp.	150,150	2,360,358

		$23,404,270

Pharmaceuticals – 1.5%
Endo International PLC (a)	39,547	$3,547,366
Impax Laboratories, Inc. (a)	37,729	1,768,358

		$5,315,724

Real Estate – 5.2%
Annaly Mortgage Management, Inc., REIT	103,583	$1,077,263
Corporate Office Properties Trust, REIT	86,115	2,530,059
DDR Corp., REIT	103,647	1,929,907
EPR Properties, REIT	42,742	2,565,802
Equity Lifestyle Properties, Inc., REIT	31,770	1,745,762
InfraREIT, Inc., REIT	39,388	1,126,103
Medical Properties Trust, Inc., REIT	208,336	3,070,873
Mid-America Apartment Communities, Inc., REIT	30,284	2,340,045
Plum Creek Timber Co. Inc., REIT	51,459	2,235,894

		$18,621,708

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 0.5%
DineEquity, Inc.	16,895	$1,807,934

Specialty Chemicals – 3.8%
Akzo Nobel N.V.	31,890	$2,414,683
Albemarle Corp.	45,678	2,413,625
Axalta Coating Systems Ltd. (a)	132,666	3,664,235
H.B. Fuller Co.	56,030	2,402,006
Valspar Corp.	34,799	2,924,160

		$13,818,709

Specialty Stores – 3.8%
AutoZone, Inc. (a)	4,609	$3,144,075
Bed Bath & Beyond, Inc. (a)	39,155	3,006,125
Burlington Stores, Inc. (a)	29,800	1,770,716
L Brands, Inc.	26,630	2,510,943
Sally Beauty Holdings, Inc. (a)	89,599	3,079,518

		$13,511,377

Telephone Services – 1.6%
COLT Telecom Group S.A. (a)	103,337	$205,562
Frontier Communications Corp.	329,692	2,324,329
Quebecor, Inc., “B”	55,921	1,495,877
Windstream Holdings, Inc.	230,596	1,706,410

		$5,732,178

Trucking – 0.6%
Swift Transportation Co. (a)	81,201	$2,112,850

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 5.7%
AES Corp.	204,680	$2,630,138
CMS Energy Corp.	72,642	2,535,932
DTE Energy Co.	26,373	2,128,037
Dynegy, Inc. (a)	50,621	1,591,018
Eversource Energy	51,364	2,594,909
NRG Energy, Inc.	88,812	2,237,174
OGE Energy Corp.	45,005	1,422,608
Pinnacle West Capital Corp.	38,817	2,474,584
Public Service Enterprise Group, Inc.	70,344	2,948,820

		$20,563,220

Total Common Stocks		$352,306,653

CONVERTIBLE PREFERRED STOCKS – 0.3%
Telecommunications – Wireless – 0.3%
T-Mobile U.S., Inc., 5.5%	21,228	$1,245,234

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	5,391,683	$5,391,683

Total Investments		$358,943,570

OTHER ASSETS, LESS LIABILITIES – 0.2%		740,267

Net Assets – 100.0%		$359,683,837

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$353,551,887	$—	$—	$353,551,887
Mutual Funds	5,391,683	—	—	5,391,683
Total Investments	$358,943,570	$—	$—	$358,943,570

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,620,245 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$283,581,435
Gross unrealized appreciation	80,721,380
Gross unrealized depreciation	(5,359,245)
Net unrealized appreciation (depreciation)	$75,362,135

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,911,676	25,257,481	(23,777,474)	5,391,683

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,126	$5,391,683

5

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Medical & Health Technology & Services – 0.4%
Capital Senior Living Corp. (a)	37,439	$971,168

Real Estate – 97.4%
Advance Residence Investment Corp., REIT	1,171	$2,808,869
Alexandria Real Estate Equities, Inc., REIT	44,742	4,386,506
Ascendas India Trust, REIT	7,797,300	5,113,542
Atrium European Real Estate Ltd.	829,230	3,879,481
AvalonBay Communities, Inc., REIT	40,670	7,086,748
Big Yellow Group PLC, REIT	498,883	4,791,779
Boston Properties, Inc., REIT	35,936	5,048,289
British Land Co. PLC, REIT	311,609	3,844,356
Concentradora Fibra Danhos S.A. de C.V., REIT	635,762	1,520,477
Corporate Office Properties Trust, REIT	139,690	4,104,092
Digital Realty Trust, Inc., REIT	27,261	1,798,136
Dream Office, REIT	276,214	5,746,507
EastGroup Properties, Inc., REIT	19,172	1,153,004
Equity Lifestyle Properties, Inc., REIT	129,908	7,138,445
Federal Realty Investment Trust, REIT	19,603	2,885,758
Gramercy Property Trust, Inc., REIT	111,935	3,142,015
Grand City Properties S.A. (a)	54,478	1,012,219
Hang Lung Properties Ltd.	1,900,944	5,345,344
Henderson Land Development Co. Ltd.	601,951	4,222,047
Hibernia PLC, REIT	2,269,541	2,855,180
Home Properties, Inc., REIT	70,775	4,904,000
Host Hotels & Resorts, Inc., REIT	235,006	4,742,421
InfraREIT, Inc., REIT	44,359	1,268,224
Intu Properties PLC, REIT	690,538	3,564,717
Kenedix Office Investment Corp., REIT	778	4,268,345
Lar Espana Real Estate Socimi S.A., REIT	329,244	3,798,632
LEG Immobilien AG	33,760	2,683,997
Link REIT	764,264	4,703,101
LondonMetric Property PLC, REIT	640,073	1,536,266
Mapletree Logistics Trust, REIT	4,819,400	4,369,301
Medical Properties Trust, Inc., REIT	272,294	4,013,614
Mid-America Apartment Communities, Inc., REIT	82,792	6,397,338

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mitsubishi Estate Co. Ltd.	343,069	$7,972,096
Mitsui Fudosan Co. Ltd.	256,075	7,525,910
National Health Investors, Inc., REIT	35,507	2,521,352
NTT Urban Development Corp.	182,200	1,826,026
Plum Creek Timber Co. Inc., REIT	148,731	6,462,362
Prologis Property Mexico S.A. de C.V., REIT	622,916	1,114,866
Public Storage, Inc., REIT	46,902	9,246,260
Quintain Estates & Development PLC (a)	1,688,969	2,367,619
Rexford Industrial Realty, Inc., REIT	278,052	4,396,002
Simon Property Group, Inc., REIT	62,643	12,255,477
Sino Land Co. Ltd.	2,296,000	3,743,422
Starwood Property Trust, Inc., REIT	128,659	3,126,414
Sun Hung Kai Properties Ltd.	156,433	2,408,224
TAG Immobilien AG	140,378	1,939,598
Tanger Factory Outlet Centers, Inc., REIT	132,520	4,660,728
Unibail-Rodamco, REIT	22,601	6,100,950
Urban Edge Properties, REIT	99,904	2,367,725
Ventas, Inc., REIT	89,380	6,526,528
Vornado Realty Trust, REIT	74,676	8,363,712
Westfield Corp., REIT	784,836	5,693,630
Weyerhaeuser Co., REIT	86,174	2,856,668
WP GLIMCHER, Inc., REIT	317,681	5,283,032

		$232,891,351

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT	38,450	$3,620,068

Total Common Stocks		$237,482,587

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	377,636	$377,636

Total Investments		$237,860,223

OTHER ASSETS, LESS LIABILITIES – 0.6%		1,383,488

Net Assets – 100.0%		$239,243,711

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$130,726,086	$—	$—	$130,726,086
Japan	14,066,467	10,334,779	—	24,401,246
Hong Kong	9,088,766	11,333,372	—	20,422,138
United Kingdom	12,260,381	3,844,356	—	16,104,737
Singapore	5,113,542	4,369,301	—	9,482,843
France	6,100,950	—	—	6,100,950
Canada	5,746,507	—	—	5,746,507
Australia	—	5,693,630	—	5,693,630
Germany	2,951,817	2,683,997	—	5,635,814
Other Countries	13,168,636	—	—	13,168,636
Mutual Funds	377,636	—	—	377,636
Total Investments	$199,600,788	$38,259,435	$—	$237,860,223

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,683,997 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $40,519,065 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$198,598,415
Gross unrealized appreciation	42,359,737
Gross unrealized depreciation	(3,097,929)
Net unrealized appreciation (depreciation)	$39,261,808

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,745,202	11,040,938	(15,408,504)	377,636

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$503	$377,636

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	55.4%
Japan	10.2%
Hong Kong	8.5%
United Kingdom	6.7%
Singapore	4.0%
France	2.5%
Canada	2.4%
Australia	2.4%
Germany	2.4%
Other Countries	5.5%

3

QUARTERLY REPORT

March 31, 2015

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 1.2%
Ducommun, Inc. (a)	25,597	$662,962
Engility Holdings, Inc.	22,118	664,425
KLX, Inc. (a)	4,981	191,968

		$1,519,355

Airlines – 1.5%
Hawaiian Holdings, Inc. (a)	27,302	$601,326
Republic Airways Holdings, Inc. (a)	51,247	704,646
SkyWest, Inc.	47,321	691,360

		$1,997,332

Apparel Manufacturers – 0.8%
Tumi Holdings, Inc. (a)	45,369	$1,109,726

Automotive – 0.4%
Cooper Tire & Rubber Co.	3,228	$138,288
Meritor, Inc. (a)	29,851	376,421

		$514,709

Biotechnology – 2.6%
Affymetrix, Inc. (a)	105,239	$1,321,802
MiMedx Group, Inc. (a)	158,360	1,646,944
Oncomed Pharmaceuticals, Inc. (a)	15,358	395,929

		$3,364,675

Brokerage & Asset Managers – 0.1%
Investment Technology Group, Inc. (a)	3,815	$115,633

Business Services – 4.4%
Constant Contact, Inc. (a)	7,647	$292,192
Forrester Research, Inc.	41,321	1,519,786
Jones Lang LaSalle, Inc.	490	83,496
Performant Financial Corp. (a)	147,601	501,843
RE/MAX Holdings, Inc., “A”	47,810	1,587,770
Resources Connection, Inc.	101,282	1,772,435

		$5,757,522

Computer Software – 5.3%
Aspen Technology, Inc. (a)	51,173	$1,969,649
Gigamon, Inc. (a)	34,509	732,971
PTC, Inc. (a)	40,207	1,454,287
Qlik Technologies, Inc. (a)	32,499	1,011,694
SolarWinds, Inc. (a)	34,775	1,781,871

		$6,950,472

Computer Software – Systems – 6.5%
Cvent, Inc. (a)	44,039	$1,234,854
Fleetmatics Group PLC (a)	44,608	2,000,669
Ingram Micro, Inc., “A” (a)	49,650	1,247,208
Insight Enterprises, Inc. (a)	24,119	687,874
NCR Corp. (a)	2,650	78,202
Premiere Global Services, Inc. (a)	54,278	518,898
Science Applications International Corp.	2,835	145,577
SS&C Technologies Holdings, Inc.	36,459	2,271,396

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
Vantiv, Inc., “A” (a)	8,931	$336,699

		$8,521,377

Construction – 3.0%
Eagle Materials, Inc.	11,668	$974,978
Lennox International, Inc.	16,050	1,792,625
Patrick Industries, Inc. (a)	8,931	556,133
Pool Corp.	9,441	658,604

		$3,982,340

Consumer Products – 0.1%
USANA Health Sciences, Inc. (a)	708	$78,673

Consumer Services – 2.7%
Capella Education Co.	7,614	$493,996
Carriage Services, Inc.	85,339	2,037,042
Grand Canyon Education, Inc. (a)	24,846	1,075,832

		$3,606,870

Containers – 0.6%
Graphic Packaging Holding Co.	24,733	$359,618
Owens-Illinois, Inc. (a)	21,338	497,602

		$857,220

Electrical Equipment – 0.2%
WESCO International, Inc. (a)	4,066	$284,173

Electronics – 3.5%
Amkor Technology, Inc. (a)	22,227	$196,376
Jabil Circuit, Inc.	38,821	907,635
MaxLinear, Inc., “A” (a)	89,575	728,245
Pericom Semiconductor Corp.	9,892	153,029
Photronics, Inc. (a)	22,462	190,927
Sanmina Corp. (a)	37,726	912,592
Silicon Laboratories, Inc. (a)	24,174	1,227,314
Vishay Intertechnology, Inc.	17,083	236,087

		$4,552,205

Energy – Independent – 3.3%
Alon USA Energy, Inc.	42,827	$709,643
Delek U.S. Holdings, Inc.	25,380	1,008,855
PBF Energy, Inc., “A”	24,477	830,260
PDC Energy, Inc. (a)	26,902	1,453,784
Peabody Energy Corp.	60,797	299,121

		$4,301,663

Engineering – Construction – 0.5%
AECOM Technology Corp. (a)	22,542	$694,744

Food & Beverages – 2.1%
Pilgrim’s Pride Corp.	29,768	$672,459
Pinnacle Foods, Inc.	35,988	1,468,670
Sanderson Farms, Inc.	8,394	668,582

		$2,809,711

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.4%
Fairway Group Holdings Corp. (a)	116,276	$787,189
SUPERVALU, Inc. (a)	85,975	999,889

		$1,787,078

Forest & Paper Products – 0.6%
Boise Cascade Corp. (a)	17,779	$666,001
Domtar Corp.	2,737	126,504

		$792,505

Furniture & Appliances – 0.7%
Select Comfort Corp. (a)	25,706	$886,086

Gaming & Lodging – 1.6%
Global Cash Access Holdings, Inc. (a)	91,854	$699,927
Isle of Capri Casinos, Inc. (a)	21,475	301,724
La Quinta Holdings, Inc. (a)	45,869	1,086,178

		$2,087,829

Health Maintenance Organizations – 1.8%
Centene Corp. (a)	18,484	$1,306,634
Health Net, Inc. (a)	2,943	178,022
Molina Healthcare, Inc. (a)	14,088	947,981

		$2,432,637

Insurance – 4.9%
Assurant, Inc.	18,169	$1,115,758
Hanover Insurance Group, Inc.	1,583	114,894
HCI Group, Inc.	19,427	891,116
Maiden Holdings Ltd.	6,440	95,505
Safety Insurance Group, Inc.	12,490	746,277
Symetra Financial Corp.	78,000	1,829,880
Third Point Reinsurance Ltd. (a)	40,126	567,783
Validus Holdings Ltd.	26,011	1,095,063

		$6,456,276

Internet – 2.1%
Dice Holdings, Inc. (a)	9,539	$85,088
Shutterfly, Inc. (a)	15,600	705,744
Shutterstock, Inc. (a)	28,429	1,952,219

		$2,743,051

Machinery & Tools – 5.4%
Allison Transmission Holdings, Inc.	35,509	$1,134,157
Columbus McKinnon Corp.	56,611	1,525,100
Herman Miller, Inc.	34,438	955,999
IPG Photonics Corp. (a)	19,617	1,818,496
Kadant, Inc.	1,409	74,127
Park-Ohio Holdings Corp.	13,256	698,194
Regal Beloit Corp.	7,644	610,908
SPX Corp.	3,570	303,093

		$7,120,074

Medical Equipment – 8.2%
Analogic Corp.	4,349	$395,324
AngioDynamics, Inc. (a)	32,355	575,595
AtriCure, Inc. (a)	74,680	1,530,193
Cardiovascular Systems, Inc. (a)	48,247	1,883,563

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
DexCom, Inc. (a)	10,030	$625,270
GenMark Diagnostics, Inc. (a)	31,551	409,532
Halyard Health, Inc. (a)	17,816	876,547
Masimo Corp. (a)	12,124	399,850
NxStage Medical, Inc. (a)	81,853	1,416,057
OraSure Technologies, Inc. (a)	230,403	1,506,836
Orthofix International N.V. (a)	22,544	809,104
STERIS Corp.	4,940	347,134
Symmetry Surgical, Inc. (a)	9,664	70,837

		$10,845,842

Metals & Mining – 1.0%
Century Aluminum Co. (a)	29,917	$412,855
Olympic Steel, Inc.	21,172	284,975
United States Steel Corp.	24,474	597,166

		$1,294,996

Natural Gas – Distribution – 0.1%
Atmos Energy Corp.	2,556	$141,347

Network & Telecom – 1.2%
Ixia (a)	46,865	$568,472
NeuStar, Inc., “A” (a)	11,153	274,587
Voxx International Corp. (a)	78,139	715,753

		$1,558,812

Oil Services – 1.3%
Basic Energy Services, Inc. (a)	130,364	$903,423
Furmanite Corp. (a)	26,583	209,740
Superior Energy Services, Inc.	16,884	377,189
Willbros Group, Inc. (a)	76,774	254,122

		$1,744,474

Other Banks & Diversified Financials – 8.0%
BancorpSouth, Inc.	68,256	$1,584,904
Berkshire Hills Bancorp, Inc.	12,505	346,389
East West Bancorp, Inc.	10,036	406,057
First Interstate BancSystem, Inc.	54,323	1,511,266
Hilltop Holdings, Inc. (a)	23,677	460,281
Metro Bancorp, Inc.	15,398	424,523
Nelnet, Inc., “A”	16,554	783,335
PacWest Bancorp	18,665	875,202
Popular, Inc. (a)	20,844	716,825
PrivateBancorp, Inc.	57,989	2,039,473
Regional Management Corp. (a)	20,539	303,156
Western Alliance Bancorp. (a)	14,052	416,501
World Acceptance Corp. (a)	9,279	676,625

		$10,544,537

Pharmaceuticals – 2.1%
Alere, Inc. (a)	5,612	$274,427
Receptos, Inc. (a)	10,391	1,713,372
Sucampo Pharmaceuticals, Inc. (a)	46,487	723,338

		$2,711,137

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Printing & Publishing – 1.1%
Quad/Graphics, Inc.	32,539	$747,746
R.R. Donnelley & Sons Co.	38,553	739,832

		$1,487,578

Real Estate – 7.6%
Ashford Hospitality Prime, REIT	10,100	$169,377
Ashford Hospitality Trust, REIT	63,320	609,138
Corporate Office Properties Trust, REIT	11,006	323,356
Gramercy Property Trust, Inc., REIT	61,863	1,736,494
Home Properties, Inc., REIT	14,288	990,016
Hospitality Properties Trust, REIT	6,344	209,289
Medical Properties Trust, Inc., REIT	127,263	1,875,857
Mid-America Apartment Communities, Inc., REIT	13,545	1,046,622
Resource Capital Corp., REIT	25,771	117,000
RLJ Lodging Trust, REIT	30,175	944,779
Ryman Hospitality Properties, Inc., REIT	6,114	372,404
Store Capital Corp., REIT	30,824	719,740
Tanger Factory Outlet Centers, Inc., REIT	24,420	858,851

		$9,972,923

Restaurants – 0.6%
Chuy’s Holdings, Inc. (a)	7,110	$160,188
Jack in the Box, Inc.	2,753	264,068
Red Robin Gourmet Burgers, Inc. (a)	2,446	212,802
Ruby Tuesday, Inc. (a)	23,690	142,377

		$779,435

Specialty Chemicals – 2.5%
A. Schulman, Inc.	13,809	$665,594
Andersons, Inc.	16,725	691,913
Pacific Ethanol, Inc. (a)	43,832	472,947
REX American Resources Corp. (a)	11,344	689,829
Trinseo S.A. (a)	38,525	762,795

		$3,283,078

Specialty Stores – 3.3%
Build-A-Bear Workshop, Inc. (a)	32,400	$636,660
Burlington Stores, Inc. (a)	39,227	2,330,868
Children’s Place, Inc.	9,000	577,710
Express, Inc. (a)	46,669	771,439

		$4,316,677

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 0.3%
Intelsat S.A. (a)	37,345	$448,140

Telephone Services – 1.5%
Hawaiian Telecom Communications, Inc.	12,793	$340,678
Inteliquent, Inc.	58,525	921,184
Shenandoah Telecommunications Co.	23,412	729,518

		$1,991,380

Trucking – 0.9%
Swift Transportation Co. (a)	46,412	$1,207,640

Utilities – Electric Power – 1.6%
Great Plains Energy, Inc.	8,857	$236,305
NRG Yield, Inc.	2,978	151,074
PNM Resources, Inc.	36,382	1,062,354
Portland General Electric Co.	17,974	666,656

		$2,116,389

Utilities – Water – 0.5%
American States Water Co.	17,938	$715,547

Total Common Stocks		$130,483,868

	Strike Price	First Exercise
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Imperial Holdings, Inc. (1 share for 1 warrant) (a)	$10.75	11/06/14	318	$312

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			671,901	$671,901

Total Investments				$131,156,081

OTHER ASSETS, LESS LIABILITIES – 0.4%				552,979

Net Assets – 100.0%				$131,709,060

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$130,035,728	$—	$312	$130,036,040
Luxembourg	448,140	—	—	448,140
Mutual Funds	671,901	—	—	671,901
Total Investments	$131,155,769	$—	$312	$131,156,081

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/14	$277
Change in unrealized appreciation (depreciation)	35
Balance as of 3/31/15	$312

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2015 is $35. At March 31, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$105,631,679
Gross unrealized appreciation	29,656,189
Gross unrealized depreciation	(4,131,787)
Net unrealized appreciation (depreciation)	$25,524,402

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	408,030	6,169,543	(5,905,672)	671,901

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$153	$671,901

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.